Cover	May 24, 2022
Cover [Abstract]
Entity Registrant Name	Troika Media Group, Inc.
Entity Central Index Key	0001021096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 24, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0401552
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40329
Entity Address Address Line 1	1715 N. Gower Street
Entity Address City Or Town	Los Angeles
Entity Address Postal Zip Code	90028
City Area Code	323
Local Phone Number	965-1650
Security 12b Title	Common Shares $0.01 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ
Entity Address State Or Province	CA